Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Consolidated Subsidiaries
The consolidation scope of the Group is as follows, for both current and comparative years presented in these year-end
financial statements:

Name	Country of Incorporation and Place of Business	Nature of Business	Proportion of ordinary shares directly held by parent (%)	Proportion of ordinary shares held by the Group (%)	Proportion of ordinary shares held by non-controlling interests (%)

Celyad SA	BE	Biopharma	Parent company
Celyad Inc	US	Biopharma	100%	100%	0%
CorQuest Medical Inc	US	Medical Device	100%	100%	0%
Biological Manufacturing Services SA	BE	Manufacturing	100%	100%	0%